Provision for Income Taxes - Difference Between Income Tax Expense at Federal Statutory Rate and Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal Statutory Rate	34.00%	34.00%
State Income Tax Rate, Net of Federal Benefits	(0.14%)	5.78%
Mark to Market Adjustment on Stock Warrants	1.22%
Meals and Entertainment and other	1.16%	0.01%
Change in Valuation Allowance	(36.22%)	(39.78%)
Effective tax rate	0.02%	0.01%